Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000213941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000213941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000213941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000213941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000213941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213941 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213941 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000213941 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213941 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213941 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213941 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000213941 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000213941 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000213941 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213941 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213942 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000213942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000213942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000213942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213942 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000213942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213942 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213942 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000213942 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213942 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213942 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213942 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000213942 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000213942 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000213942 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213942 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000213946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[1]
C000213946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[1]
C000213946 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000213946 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
C000213946 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000213946 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000213946 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
C000213946 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[1]
C000213946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000213946 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000213946 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000213946 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000213946 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000213946 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000213946 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[1]
C000213946 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
C000213946 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
C000213946 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000213946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000213946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
C000213947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000213947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[2]
C000213947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[2]
C000213947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000213947 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000213947 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000213947 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000213947 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[2]
C000213947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[2]
C000213947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000213947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000213947 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000213947 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000213947 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000213947 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000213947 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[2]
C000213947 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[2]
C000213947 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[2]
C000213947 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000213947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000213947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[2]
C000213944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000213944 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[3]
C000213944 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[3]
C000213944 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3]
C000213944 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000213944 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000213944 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000213944 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[3]
C000213944 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[3]
C000213944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000213944 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000213944 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000213944 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000213944 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000213944 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000213944 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[3]
C000213944 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[3]
C000213944 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[3]
C000213944 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000213944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000213944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[3]
C000213945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000213945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[4]
C000213945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[4]
C000213945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
C000213945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000213945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000213945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000213945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[4]
C000213945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[4]
C000213945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000213945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000213945 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000213945 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000213945 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000213945 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000213945 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[4]
C000213945 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[4]
C000213945 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[4]
C000213945 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000213945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000213945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[4]
C000213950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000213950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000213950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000213950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000213950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213950 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000213950 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213950 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213950 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213950 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213950 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213950 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213950 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000213950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213950 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000213949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000213949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213949 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213949 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213949 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213949 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000213949 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000213949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213949 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000213949 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213949 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213949 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213949 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213949 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213949 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213949 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000213949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213949 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.90%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
[2]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
[3]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
[4]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.